Shareholders' Equity - Summary of Preferred Shares, Ordinary Shares, and Deferred Shares Issued (Parenthetical) (Details) - £ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Ordinary shares, par value	£ 0.00001		£ 0.00001
Ordinary shares
Class Of Stock [Line Items]
Forfeiture of ordinary shares	17,804
Ordinary shares, par value	£ 0.00001
Deferred Shares
Class Of Stock [Line Items]
Deferred shares, par value	0.00001	£ 0.00001	0.00001
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares, par value	£ 0.001	£ 0.001	£ 0.001